SHARE-BASED COMPENSATION - SHARE OPTION SCHEME (Details)	12 Months Ended
	Dec. 31, 2010 USD ($) tranche	Dec. 31, 2009 shares	Dec. 31, 2018 Y EquityInstruments	Dec. 31, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments
Share Option Scheme
SHARE-BASED COMPENSATION
Permitted number shares to be issued | shares		22,195,122
Maximum awards that may granted in one year, as a percent to issued shares (as a percent )		1.00%
Expiry period (in years)		10 years
Number of granted tranches of awards | tranche	2
Number of share options outstanding | EquityInstruments			729,000	729,000	729,000
Vested and exercisable | EquityInstruments			729,000	729,000	729,000
Weighted average remaining contractual life | Y			1.05
Share Option Scheme, First Tranche
SHARE-BASED COMPENSATION
Exercise price (in dollars per share)	$ 0.6833
Estimated fair values	144,000
Share Option Scheme, Second Tranche
SHARE-BASED COMPENSATION
Exercise price (in dollars per share)	0.6833
Estimated fair values	$ 1,509,000
Vesting on first anniversary of grant date | Share Option Scheme, First Tranche
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	50.00%
Vesting on first anniversary of grant date | Share Option Scheme, Second Tranche
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%
Vesting on second anniversary of grant date | Share Option Scheme, First Tranche
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	50.00%
Vesting on second anniversary of grant date | Share Option Scheme, Second Tranche
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%
Vesting on third anniversary of grant date | Share Option Scheme, Second Tranche
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%
Vesting on fourth anniversary of grant date | Share Option Scheme, Second Tranche
SHARE-BASED COMPENSATION
Vesting percentage (as a percent)	25.00%